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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-06151


                        Pioneer Europe Select Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

         Pioneer Europe Select Equity Fund
         Schedule of Investments  11/30/2007 (unaudited)

Shares                                                       Value

         PREFERRED STOCKS - 1.3 %
         Automobiles & Components - 1.3 %
         Automobile Manufacturers - 1.3 %
1,373    Porsche AG                                      $  3,023,599
         Total Automobiles & Components                  $  3,023,599
         TOTAL PREFERRED STOCKS                          $  3,023,599
         (Cost  $907,319)

         COMMON STOCKS - 116.8 %
         Energy - 10.7 %
         Integrated Oil & Gas - 10.7 %
870,047  BP Amoco Plc                                    $ 10,549,898
196,798  Eni S.p.A.                                         7,032,272
195,431  Statoil ASA *                                      6,350,903
                                                         $ 23,933,073
         Total Energy                                    $ 23,933,073
         Materials - 10.1 %
         Construction Materials - 6.7 %
175,504  CRH Plc                                         $  6,634,546
78,876   Holcim, Ltd.                                       8,449,803
                                                         $ 15,084,349
         Diversified Metals & Mining - 3.4 %
111,349  Anglo American Plc                              $  7,540,204
         Total Materials                                 $ 22,624,553
         Capital Goods - 10.4 %
         Construction & Farm Machinery & Heavy Trucks - 2.8 %
364,457  Volvo AB (B Shares)                             $  6,209,679
         Industrial Conglomerates - 5.0 %
73,988   Siemens                                         $ 11,230,683
         Trading Companies & Distributors - 2.6 %
418,933  Wolseley                                        $  5,962,941
         Total Capital Goods                             $ 23,403,303
         Transportation - 3.1 %
         Air Freight & Couriers - 3.1 %
171,002  TNT NV                                          $  7,002,450
         Total Transportation                            $  7,002,450
         Automobiles & Components - 9.3 %
         Auto Parts & Equipment - 2.1 %
81,442   Autoliv, Inc.                                   $  4,756,213
         Automobile Manufacturers - 4.0 %
88,548   Daimlerchrysler AG *                            $  9,024,181
         Tires & Rubber - 3.2 %
30,239   Compagnie Generale des Etablissements Michelin *$  3,589,727
28,576   Continental AG                                     3,721,821
                                                         $  7,311,548
         Total Automobiles & Components                  $ 21,091,942
         Consumer Durables & Apparel - 5.0 %
         Homebuilding - 5.0 %
401,818  Persimmon Plc                                   $  6,595,375
1,072,517Taylor Wimpey Plc                                  4,538,779
                                                         $ 11,134,154
         Total Consumer Durables & Apparel               $ 11,134,154
         Consumer Services - 5.8 %
         Casinos & Gaming - 3.0 %
170,654  Opap SA                                         $  6,649,611
         Hotels, Resorts & Cruise Lines - 2.8 %
139,926  Carnival Corp.                                  $  6,313,461
         Total Consumer Services                         $ 12,963,072
         Media - 1.9 %
         Broadcasting & Cable Television - 1.9 %
326,007  British Sky Broadcasting Plc                    $  4,193,864
         Total Media                                     $  4,193,864
         Food & Drug Retailing - 2.5 %
         Food Retail - 2.5 %
575,321  Tesco Plc                                       $  5,672,022
         Total Food & Drug Retailing                     $  5,672,022
         Food, Beverage & Tobacco - 3.6 %
         Tobacco - 3.6 %
208,587  British American Tobacco Plc                    $  8,099,133
         Total Food, Beverage & Tobacco                  $  8,099,133
         Health Care Equipment & Services - 2.6 %
         Health Care Services - 2.6 %
104,393  Fresenius Medical Care AG                       $  5,826,641
         Total Health Care Equipment & Services          $  5,826,641
         Pharmaceuticals & Biotechnology - 7.5 %
         Pharmaceuticals - 7.5 %
81,410   Astrazeneca Plc                                 $  3,864,830
168,123  Bristol-Myers Squibb Co.                           4,981,484
41,964   Roche Holdings AG                                  7,974,986
                                                         $ 16,821,300
         Total Pharmaceuticals & Biotechnology           $ 16,821,300
         Banks - 17.5 %
         Diversified Banks - 17.5 %
77,817   BNP Paribas SA                                  $  8,718,801
135,239  Danske Bank                                        5,394,856
205,025  Dexia *                                            5,559,355
384,923  Dnb Nor Asa                                        6,029,097
1,191,010Royal Bank of Scotland Group Plc                  11,228,979
15,160   Societe Generale                                   2,322,773
                                                         $ 39,253,861
         Total Banks                                     $ 39,253,861
         Diversified Financials - 7.1 %
         Diversified Capital Markets - 7.1 %
153,261  CS Group                                        $  9,188,450
136,351  UBS AG                                             6,858,124
                                                         $ 16,046,574
         Total Diversified Financials                    $ 16,046,574
         Semiconductors - 3.2 %
         Semiconductor Equipment - 3.2 %
205,521  ASM Lithography Holding N.V.                    $  7,132,942
         Total Semiconductors                            $  7,132,942
         Telecommunication Services - 10.9 %
         Integrated Telecommunication Services - 7.7 %
196,099  Hellenic Telekom Organization *                 $  7,077,011
302,243  Telefonica SA                                     10,121,267
                                                         $ 17,198,278
         Wireless Telecommunication Services - 3.2 %
1,948,738Vodafone Group Plc                              $  7,296,043
         Total Telecommunication Services                $ 24,494,321
         Utilities - 5.6 %
         Multi-Utilities - 5.6 %
749,006  National Grid Plc                               $ 12,650,999
         Total Utilities                                 $ 12,650,999
         TOTAL COMMON STOCKS                             $262,344,204
         (Cost  $244,257,017)
         TOTAL INVESTMENT IN SECURITIES - 118.1 %        $265,367,803
         (Cost  $245,164,336) (a)
         OTHER ASSETS AND LIABILITIES - (18.1) %         $(40,750,976
         TOTAL NET ASSETS - 100.0 %                      $224,616,827

*        Non-income producing security.

(a) At November 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $245,377,408 was as follows:

         Aggregate gross unrealized gain for
         all investments in which there is an
         excess of value over tax cost                   $37,211,750

         Aggregate gross unrealized loss for
         all investments in which there is an
         excess of tax cost over value                  (16,674,703)

         Net unrealized gain                             $20,537,047



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Europe Select Equity Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date January 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 29, 2008



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date January 29, 2008

* Print the name and title of each signing officer under his or her signature.